SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Interest paid	$222	$161	$136
Income taxes paid	$135	$96	$107

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Accounts receivable	$(71)	$(58)	$(21)
Accounts payable and other	27	131	36
Changes in non-cash working capital, net	$(44)	$73	$15